Financial Liabilities - Interest-Bearing Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 20, 2023	Jan. 13, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 81,097	€ 83,706
Drawndown	1,707	839	€ 3,085
Repayments of loans, borrowings and promissory notes	1,465	3,077	€ 4,146
Telefónica, S.A.
Disclosure of detailed information about borrowings [line items]
Outstanding balance	31,567
Telefónica, S.A. | Syndicated Loan Due January 13, 2027
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	5,500				€ 5,500
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	€ 0
Borrowings, term extension	2 years
Telefónica, S.A. | Bilateral Loan Due June 23, 2033
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 0
Outstanding balance	125
Drawndown	125
Repayments of loans, borrowings and promissory notes	0
Telefónica, S.A. | Bilateral Loan Due September 29, 2033
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	150
Drawndown	150
Repayments of loans, borrowings and promissory notes	0
Telefonica Brasil, S.A. | Bilateral Loan Due September 28, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	0	199
Drawndown	0
Repayments of loans, borrowings and promissory notes	199
Telefónica Móviles Chile, S.A. Wireless communications services operator | Bilateral Loan due September 29, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	0	133
Drawndown	0
Repayments of loans, borrowings and promissory notes	133
Telefónica Móviles Chile, S.A. Wireless communications services operator | Bilateral Loan Due August 22, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	116	0
Drawndown	116
Repayments of loans, borrowings and promissory notes	0
Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services. | Syndicated loan due December 20, 2028
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	360			€ 360
Outstanding balance	250	245
Drawndown	10
Repayments of loans, borrowings and promissory notes	€ (5)
Borrowings, term extension	2 years
Telxius Telecom, S.A. | Syndicated loan due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 0
Outstanding balance	0	201
Drawndown	0
Repayments of loans, borrowings and promissory notes	201
Telxius Telecom, S.A. | Syndicated Loan Due December 1, 2028
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	145
Outstanding balance	100	€ 0
Drawndown	100
Repayments of loans, borrowings and promissory notes	€ 0
Borrowings, term extension	2 years